Shareholder Report, Holdings (Details) - Capital Group Global Growth Equity ETF	May 31, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%